Employee and Retiree Benefits (Changes in Postretirement Health Care Liability) (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014	Aug. 27, 2005
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance at beginning of year						$ 34,535	$ 36,930
Interest cost						327	1,382	$ 1,540
Service cost						108	427	393
Net benefits paid						(878)	(928)
Actuarial loss						850	684
Liability reduction due to plan amendment	$ (28,596)	$ (3,960)	$ (3,580)	$ (4,289)	$ (4,598)	(28,596)	(3,960)		$ (40,414)
Balance at end of year						$ 6,346	$ 34,535	$ 36,930